INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
INVENTORIES
INVENTORIES

NOTE 4. INVENTORIES

Inventories are stated at the lower of cost or market, with cost determined using the average cost method. Inventories at September 30, 2017 and December 31, 2016 consisted of the following:

	September 30,	December 31,
(Dollars in millions)	2017	2016
Raw materials and supplies	$164	$134
Work in process	42	46
Finished goods	225	246
Total	$431	$426

4. INVENTORIES

Inventories at December 31, 2016 and 2015 consisted of the following (dollars in millions):

	December 31,
	2016	2015
Raw materials and supplies	$134	$174
Work in process	46	69
Finished goods	246	313
Total	$426	$556